Consolidated Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–46.61%
Invesco Managed Futures Strategy ETF (Cost $107,108,382)(b)	2,193,500	$113,977,331
Common Stocks & Other Equity Interests–34.89%
Aerospace & Defense–0.31%
Lockheed Martin Corp.	342	199,297
Northrop Grumman Corp.	202	109,581
RTX Corp.	2,036	438,188
		747,066
Agricultural & Farm Machinery–0.05%
Deere & Co.	184	109,051
Agricultural Products & Services–0.24%
Archer-Daniels-Midland Co.	7,416	587,866
Air Freight & Logistics–0.58%
C.H. Robinson Worldwide, Inc.	2,349	347,017
Expeditors International of Washington, Inc.	3,210	538,927
FedEx Corp.	1,712	526,269
		1,412,213
Apparel Retail–0.42%
Ross Stores, Inc.	1,618	406,231
TJX Cos., Inc. (The)	4,009	630,776
		1,037,007
Apparel, Accessories & Luxury Goods–0.18%
Ralph Lauren Corp.	156	59,333
Tapestry, Inc.	2,427	369,802
		429,135
Application Software–1.26%
Adobe, Inc.(c)	2,948	738,209
AppLovin Corp., Class A(c)	390	154,401
Autodesk, Inc.(c)	2,409	564,188
Intuit, Inc.	1,268	400,777
Palantir Technologies, Inc., Class A(c)	681	83,804
Salesforce, Inc.	3,601	662,656
Synopsys, Inc.(c)	191	74,253
Workday, Inc., Class A(c)	796	127,630
Zoom Communications, Inc., Class A(c)	2,901	278,699
		3,084,617
Asset Management & Custody Banks–0.67%
Bank of New York Mellon Corp. (The)	4,459	697,075
Northern Trust Corp.	1,650	300,614
State Street Corp.	3,485	641,798
		1,639,487
Automobile Manufacturers–0.36%
General Motors Co.	3,706	329,315
Tesla, Inc.(c)	1,757	546,796
		876,111
Biotechnology–1.31%
AbbVie, Inc.	2,360	592,218
Shares		Value
Biotechnology–(continued)
Amgen, Inc.	1,494	$575,429
Biogen, Inc.(c)	1,525	309,499
Exelixis, Inc.(c)	3,635	192,764
Gilead Sciences, Inc.	3,172	413,026
Incyte Corp.(c)	5,650	675,288
Neurocrine Biosciences, Inc.(c)	1,947	324,760
Regeneron Pharmaceuticals, Inc.	155	118,208
		3,201,192
Broadline Retail–0.80%
Amazon.com, Inc.(c)	6,568	1,783,738
eBay, Inc.	1,442	164,402
		1,948,140
Building Products–0.04%
Johnson Controls International PLC	718	105,302
Casinos & Gaming–0.16%
Las Vegas Sands Corp.	7,813	381,978
Commodity Chemicals–0.05%
LyondellBasell Industries N.V., Class A	2,113	131,175
Communications Equipment–0.65%
Arista Networks, Inc.(c)	811	146,264
Ciena Corp.(c)	277	104,443
Cisco Systems, Inc.	7,976	925,136
F5, Inc.(c)	301	121,173
Motorola Solutions, Inc.	693	301,975
		1,598,991
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	1,420	122,489
Construction & Engineering–0.15%
API Group Corp.(c)	3,582	142,134
Comfort Systems USA, Inc.	128	221,400
		363,534
Construction Machinery & Heavy Transportation Equipment– 0.26%
Caterpillar, Inc.	559	455,479
Westinghouse Air Brake Technologies Corp.	642	186,732
		642,211
Consumer Finance–0.25%
Capital One Financial Corp.	835	174,523
Synchrony Financial	5,836	442,311
		616,834
Consumer Staples Merchandise Retail–0.76%
Costco Wholesale Corp.	444	422,639
Dollar General Corp.	3,225	409,736
Dollar Tree, Inc.(c)	2,976	378,577
Target Corp.	1,407	203,297
Walmart, Inc.	3,938	437,906
		1,852,155
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Data Processing & Outsourced Services–0.30%
Broadridge Financial Solutions, Inc.	1,910	$294,045
SS&C Technologies Holdings, Inc.	5,630	433,791
		727,836
Diversified Banks–0.64%
Bank of America Corp.	5,932	367,487
Citigroup, Inc.	5,665	750,329
U.S. Bancorp	7,059	444,788
		1,562,604
Electric Utilities–1.66%
American Electric Power Co., Inc.	9,950	1,272,107
Duke Energy Corp.	8,205	1,029,153
Edison International	9,518	698,336
Entergy Corp.	1,191	128,175
Evergy, Inc.	2,666	221,305
Eversource Energy	2,569	183,915
Exelon Corp.	8,464	387,820
NextEra Energy, Inc.	1,590	138,203
		4,059,014
Electrical Components & Equipment–0.23%
AMETEK, Inc.	1,716	414,774
Rockwell Automation, Inc.	294	141,144
		555,918
Electronic Components–0.25%
Amphenol Corp., Class A	2,340	376,038
Corning, Inc.	1,672	231,154
		607,192
Electronic Equipment & Instruments–0.15%
Keysight Technologies, Inc.(c)	1,150	366,942
Electronic Manufacturing Services–0.06%
TE Connectivity PLC (China)	715	147,068
Environmental & Facilities Services–0.09%
Clean Harbors, Inc.(c)	390	122,023
Waste Management, Inc.	470	106,479
		228,502
Fertilizers & Agricultural Chemicals–0.29%
CF Industries Holdings, Inc.	4,139	518,162
Corteva, Inc.	2,461	193,705
		711,867
Financial Exchanges & Data–0.12%
Cboe Global Markets, Inc.	469	145,498
CME Group, Inc., Class A	577	154,515
		300,013
Food Retail–0.16%
Casey’s General Stores, Inc.	131	114,101
Kroger Co. (The)	4,961	286,448
		400,549
Health Care Distributors–0.67%
Cardinal Health, Inc.	3,671	844,440
Cencora, Inc.	496	154,425
McKesson Corp.	758	648,992
		1,647,857
Shares		Value
Health Care Equipment–0.28%
Becton, Dickinson and Co.	1,185	$196,260
IDEXX Laboratories, Inc.(c)	285	159,335
STERIS PLC	1,416	323,414
		679,009
Health Care Facilities–0.43%
Encompass Health Corp.	800	88,856
HCA Healthcare, Inc.	865	348,241
Tenet Healthcare Corp.(c)	1,423	362,552
Universal Health Services, Inc., Class B	1,487	250,470
		1,050,119
Health Care Services–0.35%
Cigna Group (The)	399	111,341
CVS Health Corp.	2,412	251,885
DaVita, Inc.(c)	850	204,076
Labcorp Holdings, Inc.	334	103,273
Quest Diagnostics, Inc.	766	178,486
		849,061
Heavy Electrical Equipment–0.04%
GE Vernova, Inc.	103	102,000
Hotel & Resort REITs–0.10%
Host Hotels & Resorts, Inc.	10,034	252,154
Hotels, Resorts & Cruise Lines–0.47%
Airbnb, Inc., Class A(c)	848	128,489
Booking Holdings, Inc.	1,094	211,032
Carnival Corp. Ltd.	5,307	147,588
Expedia Group, Inc.	2,278	671,418
		1,158,527
Household Products–0.46%
Colgate-Palmolive Co.	10,153	926,969
Procter & Gamble Co. (The)	1,369	197,807
		1,124,776
Human Resource & Employment Services–0.14%
Automatic Data Processing, Inc.	1,246	332,009
Industrial Machinery & Supplies & Components–0.34%
Fortive Corp.	2,675	158,387
Nordson Corp.	408	121,494
Parker-Hannifin Corp.	562	548,810
		828,691
Integrated Oil & Gas–0.21%
Chevron Corp.	1,594	313,747
ExxonMobil Holdings Corp.	694	107,875
Occidental Petroleum Corp.	1,784	101,813
		523,435
Integrated Telecommunication Services–0.35%
AT&T, Inc.	12,306	286,115
Comcast Corp., Class A	16,764	401,665
Verizon Communications, Inc.	3,770	176,474
		864,254
Interactive Home Entertainment–0.03%
Electronic Arts, Inc.	315	66,106
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Interactive Media & Services–1.53%
Alphabet, Inc., Class A	8,164	$2,907,445
Meta Platforms, Inc., Class A	1,510	840,632
		3,748,077
Internet Services & Infrastructure–0.56%
Akamai Technologies, Inc.(c)	2,105	242,454
GoDaddy, Inc., Class A(c)	2,210	182,855
MongoDB, Inc.(c)	271	91,457
Twilio, Inc., Class A(c)	609	120,186
VeriSign, Inc.	2,496	723,890
		1,360,842
Investment Banking & Brokerage–0.32%
Goldman Sachs Group, Inc. (The)	171	174,143
Morgan Stanley	2,917	613,795
		787,938
IT Consulting & Other Services–0.44%
Accenture PLC, Class A	2,423	402,024
Cognizant Technology Solutions Corp., Class A	6,843	378,760
International Business Machines Corp.	1,351	302,151
		1,082,935
Leisure Products–0.12%
Hasbro, Inc.	3,121	293,187
Life & Health Insurance–0.07%
Globe Life, Inc.	958	174,596
Life Sciences Tools & Services–0.08%
Illumina, Inc.(c)	903	185,205
Managed Health Care–0.29%
Centene Corp.(c)	5,460	339,721
Elevance Health, Inc.	550	206,712
UnitedHealth Group, Inc.	363	150,427
		696,860
Metal, Glass & Plastic Containers–0.31%
Crown Holdings, Inc.	6,483	764,022
Movies & Entertainment–0.24%
Netflix, Inc.(c)	4,609	330,511
Walt Disney Co. (The)	1,317	126,682
Warner Bros. Discovery, Inc.(c)	5,172	136,024
		593,217
Multi-Sector Holdings–0.36%
Berkshire Hathaway, Inc., Class B(c)	1,727	883,430
Multi-Utilities–0.59%
Ameren Corp.	7,149	783,602
Consolidated Edison, Inc.	1,007	109,612
DTE Energy Co.	3,132	444,337
NiSource, Inc.	2,424	107,698
		1,445,249
Oil & Gas Equipment & Services–0.32%
Halliburton Co.	6,026	194,339
TechnipFMC PLC (United Kingdom)	8,067	578,081
		772,420
Shares		Value
Oil & Gas Exploration & Production–0.44%
APA Corp.	19,930	$743,788
EOG Resources, Inc.	2,270	337,526
Sabine Oil & Gas Holdings, Inc.(c)(d)	115	8
		1,081,322
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	1,956	619,015
Valero Energy Corp.	2,732	854,843
		1,473,858
Oil & Gas Storage & Transportation–0.27%
Kinder Morgan, Inc.	18,352	590,568
Williams Cos., Inc. (The)	982	70,252
		660,820
Packaged Foods & Meats–0.18%
Hershey Co. (The)	1,422	248,921
Tyson Foods, Inc., Class A	3,441	199,440
		448,361
Passenger Airlines–0.05%
Delta Air Lines, Inc.	1,258	110,000
Pharmaceuticals–1.34%
Bristol-Myers Squibb Co.	14,175	925,769
Eli Lilly and Co.	743	853,588
Johnson & Johnson	4,354	1,116,148
Merck & Co., Inc.	1,778	231,496
Viatris, Inc.	8,543	150,015
		3,277,016
Property & Casualty Insurance–0.47%
Allstate Corp. (The)	1,167	308,181
American International Group, Inc.	743	58,385
Assurant, Inc.	1,374	383,607
Travelers Cos., Inc. (The)	1,039	388,960
		1,139,133
Rail Transportation–0.16%
Norfolk Southern Corp.	356	119,431
Union Pacific Corp.	965	281,905
		401,336
Real Estate Services–0.11%
Jones Lang LaSalle, Inc.(c)	746	264,852
Regional Banks–0.10%
Truist Financial Corp.	4,521	234,369
Reinsurance–0.09%
RenaissanceRe Holdings Ltd. (Bermuda)	712	227,826
Research & Consulting Services–0.06%
Leidos Holdings, Inc.	1,231	142,304
Semiconductor Materials & Equipment–0.65%
Applied Materials, Inc.	1,093	554,883
KLA Corp.	1,824	333,464
Lam Research Corp.	1,997	585,161
Teradyne, Inc.	315	115,822
		1,589,330
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Semiconductors–3.63%
Advanced Micro Devices, Inc.(c)	1,239	$589,950
Analog Devices, Inc.	2,028	745,107
Broadcom, Inc.	3,760	1,463,693
First Solar, Inc.(c)	781	164,814
Intel Corp.(c)	2,530	228,206
Marvell Technology, Inc.	827	155,112
Micron Technology, Inc.	1,224	1,007,389
NVIDIA Corp.	19,202	3,854,802
ON Semiconductor Corp.(c)	905	73,857
QUALCOMM, Inc.	1,372	202,521
Texas Instruments, Inc.	1,428	393,757
		8,879,208
Soft Drinks & Non-alcoholic Beverages–0.89%
Coca-Cola Co. (The)	7,290	638,531
Monster Beverage Corp.(c)	9,347	900,864
PepsiCo, Inc.	4,555	635,696
		2,175,091
Steel–0.07%
Nucor Corp.	621	159,777
Systems Software–1.37%
CrowdStrike Holdings, Inc., Class A(c)	575	109,745
Gen Digital, Inc.	6,401	175,707
Microsoft Corp.	5,714	2,655,410
Oracle Corp.	771	100,130
Palo Alto Networks, Inc.(c)	482	159,942
ServiceNow, Inc.(c)	1,318	146,601
		3,347,535
Technology Distributors–0.04%
TD SYNNEX Corp.	342	87,449
Shares		Value
Technology Hardware, Storage & Peripherals–2.03%
Apple, Inc.	11,844	$3,658,730
Dell Technologies, Inc., Class C	443	179,579
NetApp, Inc.	1,564	279,174
Sandisk Corp.(c)	197	239,321
Seagate Technology Holdings PLC	228	195,198
Western Digital Corp.	770	419,527
		4,971,529
Tobacco–0.56%
Altria Group, Inc.	16,216	1,108,039
Philip Morris International, Inc. (Switzerland)	1,420	270,965
		1,379,004
Transaction & Payment Processing Services–0.18%
Mastercard, Inc., Class A	212	121,497
Visa, Inc., Class A	854	312,675
		434,172
Total Common Stocks & Other Equity Interests (Cost $56,948,530)		85,304,327
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Pfd. (Cost $68,449)(d)	68,466	404
Money Market Funds–4.21%
Invesco Treasury Portfolio, Institutional Class, 3.63%(b)(e) (Cost $10,297,391)	10,297,391	10,297,391
TOTAL INVESTMENTS IN SECURITIES–85.71% (Cost $174,422,752)		209,579,453
OTHER ASSETS LESS LIABILITIES—14.29%		34,951,660
NET ASSETS–100.00%		$244,531,113
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Managed Futures Strategy ETF	$113,226,420	$5,378,390	$(23,191,608)	$19,045,275	$(481,146)	$113,977,331	$1,152,261
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	13,977,978	85,320,992	(89,001,579)	-	-	10,297,391	502,743
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,173,077	(2,173,077)	-	-	-	1,441*
Invesco Private Prime Fund	-	5,810,941	(5,810,893)	-	(48)	-	3,875*
Total	$127,204,398	$98,683,400	$(120,177,157)	$19,045,275	$(481,194)	$124,274,722	$1,660,320

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	179	September-2026	$(67,297,288)	$(530,149)	$(530,149)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/10/2026	Goldman Sachs International	USD	6,407,000	AUD	9,236,420	$91,574
08/10/2026	Goldman Sachs International	USD	6,407,000	EUR	5,584,752	34,573
Subtotal—Appreciation						126,147
Currency Risk
08/10/2026	Goldman Sachs International	JPY	1,027,937,798	USD	6,407,000	(56,693)
08/10/2026	Goldman Sachs International	NZD	11,203,674	USD	6,407,000	(193,781)
Subtotal—Depreciation						(250,474)
Total Forward Foreign Currency Contracts						$(124,327)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	28 Day MXN TIEF	28 days	(7.65)%	28 days	07/06/2031	MXN	195,130,000	$(16,630)	$68,511	$85,141
Receive	ZARONIA	Annually	(7.41)	Annually	07/06/2031	ZAR	181,740,000	(13,905)	163,030	176,935
Receive	6 Month BUBOR	Semi-Annually	(4.80)	Annually	07/06/2031	HUF	2,465,740,000	(9,361)	169,340	178,701
Receive	6 Month SARON	Annually	(0.56)	Annually	07/06/2036	CHF	25,440,000	21,269	379,396	358,127
Receive	CORRA	Semi-Annually	(3.13)	Semi-Annually	07/06/2036	CAD	44,860,000	191,088	793,264	602,176
Receive	SOFR	Annually	(4.04)	Annually	07/07/2036	USD	31,600,000	(7,034)	718,125	725,159
Subtotal — Appreciation								165,427	2,291,666	2,126,239
Interest Rate Risk
Pay	3 Month STIBOR	Quarterly	2.82	Annually	07/06/2036	SEK	306,600,000	(12,726)	(850,243)	(837,517)
Pay	SONIA	Annually	4.38	Annually	07/06/2036	GBP	23,680,000	23,279	(647,829)	(671,108)
Pay	6 Month NIBOR	Semi-Annually	4.36	Annually	07/06/2036	NOK	312,230,000	(10,086)	(427,266)	(417,180)
Pay	FBIL Overnight MIBOR	Semi-Annually	6.19	Semi-Annually	07/07/2031	INR	2,166,380,000	(1,072)	(167,437)	(166,365)
Pay	TTHORON	Quarterly	1.61	Quarterly	07/07/2031	THB	684,850,000	18,476	(125,736)	(144,212)
Pay	KWCDC	Quarterly	3.95	Quarterly	07/07/2031	KRW	27,801,550,000	22,001	(7,150)	(29,151)
Subtotal — Depreciation								39,872	(2,225,661)	(2,265,533)
Total Centrally Cleared Interest Rate Swap Agreements								$205,299	$66,005	$(139,294)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.45%	Monthly	69,820	September—2026	USD	100,799,134	$—	$235,293	$235,293
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.45	Monthly	1,150	September—2026	USD	1,660,255	—	3,875	3,875
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.45	Monthly	510	September—2026	USD	736,287	—	1,719	1,719
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.13	Monthly	33,300	September—2026	USD	38,972,322	—	138,528	138,528
Subtotal — Appreciation									—	379,415	379,415
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy1756 Excess Return Index	0.42	Monthly	229,330	February—2027	USD	49,128,219	—	(491,110)	(491,110)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	152,940	April—2027	USD	42,274,926	—	(210,231)	(210,231)
Subtotal									—	(701,341)	(701,341)
Equity Risk
J.P. Morgan Chase Bank, N.A.	Receive	Russell 2000 Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.25	Monthly	950	September—2026	USD	1,169,868	—	(5,235)	(5,235)
J.P. Morgan Chase Bank, N.A.	Receive	Russell 2000 Invesco Dynamic Multi-Factor Monthly Long Short Total Return Index	0.25	Monthly	31,400	September—2026	USD	38,667,216	—	(173,011)	(173,011)
Subtotal									—	(178,246)	(178,246)
Subtotal — Depreciation									—	(879,587)	(879,587)
Total — Total Return Swap Agreements									$—	$(500,172)	$(500,172)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy1756 Excess Return Index
	Aluminum	3.61%
	Brent Crude	10.16%
	Cocoa	1.49%
	Coffee	2.24%
	Corn	4.79%
	Cotton	1.76%
	Gas Oil	4.59%
	Gasoline	3.37%
	Gold	12.13%
	Heating Oil	3.67%
	Kansas Wheat	2.02%
	Lead	0.76%
	Lean Hogs	1.61%
	Live Cattle	3.32%
	Natural Gas	6.25%
	Nickel	1.84%
	Silver	2.65%
	Soybean Meal	2.68%
	Soybean Oil	3.57%
	Soybeans	5.28%
	Sugar	2.59%
	US Copper	6.11%
	Wheat	2.99%
	WTI Crude	8.25%
	Zinc	2.27%
	Total	100.00%
Macquarie F6 Carry Alpha Index
	Aluminum	4.89%
	Brent Crude	1.96%
	Coffee	2.84%
	Corn	7.15%
	Cotton	2.47%
	Gas Oil	5.37%
	Gasoline	3.69%
	Heating Oil	4.23%
	Kansas Wheat	2.98%
	Lead	1.08%
	Lean Hogs	2.00%
	Live Cattle	4.48%
	Natural Gas	8.73%
	Nickel	2.63%
	Soybean Meal	3.76%
	Soybean Oil	4.58%
	Soybeans	7.26%
	Sugar	3.66%
	US Copper	8.68%
	Wheat	4.26%
	WTI Crude	10.24%
	Zinc	3.08%
	Total	100.00%

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Abbreviations:
AUD	—Australian Dollar
BUBOR	—Budapest Interbank Offered Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CORRA	—Canadian Overnight Repo Rate Average
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TIEF	—Overnight TIIE Funding Rate
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
ZAR	—South African Rand
ZARONIA	—South African Rand Overnight Index Average
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$113,977,331	$—	$—	$113,977,331
Common Stocks & Other Equity Interests	85,304,319	—	8	85,304,327
Preferred Stocks	—	—	404	404
Money Market Funds	10,297,391	—	—	10,297,391
Total Investments in Securities	209,579,041	—	412	209,579,453
Other Investments - Assets*
Forward Foreign Currency Contracts	—	126,147	—	126,147
Swap Agreements	—	2,505,654	—	2,505,654
	—	2,631,801	—	2,631,801
Other Investments - Liabilities*
Futures Contracts	(530,149)	—	—	(530,149)
Forward Foreign Currency Contracts	—	(250,474)	—	(250,474)
Swap Agreements	—	(3,145,120)	—	(3,145,120)
	(530,149)	(3,395,594)	—	(3,925,743)
Total Other Investments	(530,149)	(763,793)	—	(1,293,942)
Total Investments	$209,048,892	$(763,793)	$412	$208,285,511

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Strategy Fund